ACQUISITION	9 Months Ended
Sep. 30, 2020
ACQUISITION
ACQUISITION

14. ACQUISITION

Acquisition completed in the nine months ended September 30, 2020:

(1)NewSchool

On March 6, 2020, Ambow NSAD Inc. acquired 100% of the outstanding membership interests of NewSchool, a higher education institution based in San Diego, California offering Bachelor and Master of Architecture programs in Architecture, Construction Management, Product Design, Graphic Design & Interactive Media, and Interior Architecture and Design.

Management of the Group is responsible for determining the fair value of consideration transferred, assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from an independent appraiser.

The total purchase price of RMB (8,576) (US$ (1,237)) consisted of cash consideration of RMB 7,510 (US$ 1,083) and negative cash consideration from subsidy receivable of RMB (16,086) (US$ (2,320)). The cash consideration was payable to the seller on or before December 31, 2021. The subsidy is provided by the seller for four years after the acquisition for the loss of certain online business of NewSchool after the change of ownership. The fair value of subsidy receivable was discounted by future subsidy payments during the four-year period.

The purchase price is less than the fair value of the net assets acquired from NewSchool and as a result, the Group recorded a gain on bargain purchase in connection with this transaction.

The Group used the following valuation methodologies to value assets acquired, liabilities assumed and intangible assets identified:

(a)	Property and equipment was valued using the cost approach;
(b)	Brand were valued using the relief from royalty method, which represents the benefits of owning the intangible asset rather than paying royalties for its use;
(c)	Student populations was valued using the multi-period excess earning method approach;
(d)	All other current assets and current liabilities carrying value approximated fair value at the time of acquisition.

Acquisition-related costs incurred for the acquisitions have been expensed as incurred in general and administrative expense.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as of the acquisition date as follows:

		Amortization
		Period (in
	RMB	years)

Cash and cash equivalents	23,755
Restricted cash	13,867
Accounts receivable	7,181
Prepaid and other current assets	7,310
Property and equipment	1,468
Intangible assets:
Software	1,879
Tradename	3,190	Indefinite
Accreditation	693	10
Operating lease right-of-use asset	83,680
Other non-current assets	11,919
Total assets	154,942
Deferred revenue	(4,811)
Accounts payable	(44)
Accrued and other liabilities	(11,785)
Income tax payable, current	(4,887)
Deferred tax liabilities	(9,419)
Operating lease liability	(83,723)
Total liabilities	(114,669)
Gain on bargain purchase	40,273

For the purposes of presenting operating segments, NewSchool is classified within the CP&CE Programs.

The following unaudited pro forma information summarizes the results of operations of the Group for the nine months ended September 30, 2019, as if the acquisition of NewSchool had been completed on January 1, 2019. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	Nine months ended September 30,
	2019	2020
	RMB	RMB
	Unaudited	Unaudited
Pro forma net revenues	474,401	377,571
Pro forma net loss	88,201	70,890